UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 96.5%
	Accommodation and Food Services - 3.8%
8,086	Domino’s Pizza, Inc.	$2,278,231
26,334	Starbucks Corporation	2,233,913
		4,512,144
	Administrative and Support and Waste Management and Remediation Services - 4.1%
7,674	Mastercard, Inc. - Class A	2,424,524
20,279	Waste Management, Inc.	2,467,954
		4,892,478
	Construction - 2.0%
619	NVR, Inc. (a)	2,362,704
	Finance and Insurance - 15.7%
66,905	Bank of America Corporation	2,196,491
4,705	BlackRock, Inc.	2,481,182
15,236	Chubb, Ltd.	2,315,720
17,022	JPMorgan Chase & Company	2,253,032
8,799	MSCI, Inc.	2,514,754
8,631	S&P Global, Inc.	2,535,184
28,694	State Street Corporation	2,170,127
7,920	UnitedHealth Group, Inc.	2,157,804
		18,624,294
	Health Care and Social Assistance - 2.1%
5,236	Chemed Corporation	2,445,421
	Information - 17.8%
60,222	AT&T, Inc.	2,265,552
52,644	Comcast Corporation - Class A	2,273,694
11,391	Facebook, Inc. - Class A (a)	2,299,957
20,072	Fiserv, Inc. (a)	2,380,740
9,072	InterActiveCorp (a)	2,209,848
14,916	Microsoft Corporation	2,539,151
13,188	salesforce.com, Inc. (a)	2,404,304
12,520	Visa, Inc. - Class A	2,491,104
16,232	Walt Disney Company	2,245,048
		21,109,398
	Management of Companies and Enterprises - 2.0%
11,475	Accenture plc - Class A	2,354,785

		Manufacturing - 30.8% ⧫
27,209		Abbott Laboratories		2,370,992
1,669		Alphabet, Inc. - Class C (a)		2,393,730
46,613		Altria Group, Inc.		2,215,516
9,709		Amgen, Inc.		2,097,630
7,757		Apple, Inc.		2,400,869
38,404		Applied Materials, Inc.		2,227,048
7,778		Biogen, Inc. (a)		2,091,115
37,130		Bristol-Myers Squibb Company		2,337,334
19,443		Chevron Corporation		2,083,123
49,445		Cisco Systems, Inc.		2,272,987
33,536		Exxon Mobil Corporation		2,083,256
13,063		General Dynamics Corporation		2,291,773
16,205		Johnson & Johnson		2,412,438
8,010		Lam Research Corporation		2,388,662
6,462		Roper Technologies, Inc.		2,466,287
36,761		Teradyne, Inc.		2,425,858
				36,558,618
		Other Services (except Public Administration) - 2.0%
8,560		Cintas Corporation		2,387,983
		Professional, Scientific, and Technical Services - 2.0%
27,778		Paychex, Inc.		2,382,519
		Real Estate - 2.0%
10,424		American Tower Corporation		2,415,658
		Retail Trade - 8.0%
1,237		Amazon.com, Inc. (a)		2,484,787
7,987		Costco Wholesale Corporation		2,440,188
15,472		Dollar General Corporation		2,373,559
19,777		Walmart, Inc.		2,264,269
				9,562,803
		Utilities - 2.2%
9,791		NextEra Energy, Inc.		2,625,946
		Wholesale Trade - 2.0%
10,976		Pool Corporation		2,407,037
		TOTAL COMMON STOCKS (Cost $113,095,273)		114,641,788

Contracts		Security Description	Notional Amount	Value
		PURCHASED OPTIONS - 1.3%
		Call Options - 0.2%
900		CBOE Volatility Index
		Expiration: 02/19/2020, Exercise Price: 16.00	1,695,600	270,000
		Put Options - 1.1%
110		S&P 500 Index
		Expiration: 03/20/2020, Exercise Price: 3175.00	32,255,200	649,000
1,100		SPDR S&P 500 ETF Trust
		Expiration: 03/20/2020, Exercise Price: 317.00	3,217,300	661,100
		TOTAL PURCHASED OPTIONS (Cost $1,524,473)		1,580,100
		TOTAL INVESTMENTS (Cost $114,619,746) - 97.8%		116,221,888
		Other Assets in Excess of Liabilities - 2.2%		2,628,276
		NET ASSETS - 100.0%		$118,850,164

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Defined Risk ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 91.4%
989,897	iShares iBonds Dec 2020 Term Corporate ETF		$25,083,990
1,009,202	iShares iBonds Dec 2021 Term Corporate ETF		25,280,510
1,001,427	iShares iBonds Dec 2022 Term Corporate ETF		25,486,317
997,748	iShares iBonds Dec 2023 Term Corporate ETF		25,771,831
1,002,795	iShares iBonds Dec 2024 Term Corporate ETF		26,112,782
1,003,250	iShares iBonds Dec 2025 Term Corporate ETF		26,435,637
1,030,856	iShares iBonds Dec 2026 Term Corporate ETF		26,812,565
	TOTAL EXCHANGE TRADED FUNDS (Cost $174,217,371)		180,983,632
Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 5.0%
	Call Options — 4.0%
351	Adobe, Inc.
	Expiration: 04/17/2020, Exercise Price: 345.00	$12,325,014	$729,202
112	Alphabet, Inc.
	Expiration: 03/20/2020, Exercise Price: 1450.00	16,047,136	574,000
40	Amazon.com, Inc.
	Expiration: 04/17/2020, Exercise Price: 1875.00	8,034,880	707,600
417	Amgen, Inc.
	Expiration: 04/17/2020, Exercise Price: 240.00	9,009,285	47,121
460	Apple, Inc.
	Expiration: 04/17/2020, Exercise Price: 320.00	14,237,460	506,000
405	Broadcom, Inc.
	Expiration: 04/17/2020, Exercise Price: 310.00	12,358,980	591,300
4,200	Cisco Systems, Inc.
	Expiration: 04/17/2020, Exercise Price: 50.00	19,307,400	273,000
550	Costco Wholesale Corporation
	Expiration: 04/17/2020, Exercise Price: 305.00	16,803,600	636,625
775	Facebook, Inc.
	Expiration: 03/20/2020, Exercise Price: 225.00	15,648,025	101,525
1,000	Intel Corporation
	Expiration: 04/17/2020, Exercise Price: 60.00	6,393,000	532,500
950	Microsoft Corporation
	Expiration: 04/17/2020, Exercise Price: 165.00	16,171,850	935,750
370	Netflix, Inc.
	Expiration: 04/17/2020, Exercise Price: 360.00	12,768,330	624,375
432	NVIDIA Corporation
	Expiration: 05/15/2020, Exercise Price: 265.00	10,213,776	427,680
1,575	PayPal Holdings, Inc.
	Expiration: 04/17/2020, Exercise Price: 120.00	17,937,675	444,150
1,440	PepsiCo, Inc.
	Expiration: 04/17/2020, Exercise Price: 140.00	20,450,880	774,000
			7,904,828
	Put Options — 1.0%
	Invesco QQQ Trust
4,200	Expiration: 03/20/2020, Exercise Price: 216.00	92,009,400	2,045,400
	TOTAL PURCHASED OPTIONS (Cost $10,329,544)		9,950,228
	TOTAL INVESTMENTS (Cost $184,546,915) - 96.4%		190,933,860
	Other Assets in Excess of Liabilities - 3.6%		7,134,505
	NET ASSETS - 100.0%		$198,068,365

	Percentages are stated as a percent of net assets.

Aptus Collared Income Opportunity ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 95.6%
	Arts, Entertainment, and Recreation - 3.1%
45,600	Las Vegas Sands Corporation ^	$2,978,136
	Finance and Insurance - 12.8%
53,200	Blackstone Group, Inc. - Class A ^	3,248,924
22,800	JPMorgan Chase & Company ^	3,017,808
22,800	PNC Financial Services Group, Inc. ^	3,386,940
53,200	Wells Fargo & Company ^	2,497,208
		12,150,880
	Information - 6.5%
91,200	AT&T, Inc. ^	3,430,944
45,600	Verizon Communications, Inc. ^	2,710,464
		6,141,408
	Manufacturing - 45.0% ⧫
30,400	AbbVie, Inc. ^	2,463,008
45,600	Altria Group, Inc. ^	2,167,368
7,600	Broadcom, Inc.	2,319,216
22,800	Chevron Corporation ^	2,442,792
60,800	Cisco Systems, Inc. ^	2,794,976
53,200	Coca-Cola Company ^	3,106,880
45,600	Exxon Mobil Corporation ^	2,832,672
76,000	GlaxoSmithKline plc - ADR ^	3,556,800
60,800	Intel Corporation ^	3,886,944
68,400	International Paper Company ^	2,785,248
22,800	Johnson & Johnson ^	3,394,236
45,600	Nucor Corporation ^	2,165,544
68,400	Pfizer, Inc. ^	2,547,216
30,400	Philip Morris International, Inc. ^	2,514,080
68,400	Seagate Technology plc ^	3,898,116
		42,875,096
	Professional, Scientific, and Technical Services - 8.0%
30,400	International Business Machines Corporation ^	4,369,392
38,000	Paychex, Inc.	3,259,260
		7,628,652
	Retail Trade - 3.6%
15,200	Home Depot, Inc. ^	3,467,120
	Transportation and Warehousing - 6.4%
68,400	Carnival Corporation ^	2,977,452
30,400	United Parcel Service, Inc. - Class B ^	3,147,008
		6,124,460

	Utilities - 6.4%
38,000	Dominion Energy, Inc. ^		3,258,500
38,000	ONEOK, Inc. ^		2,845,060
			6,103,560
	Wholesale Trade - 3.8%
22,800	3M Company ^		3,617,448
	TOTAL COMMON STOCKS (Cost $88,698,485)		91,086,760

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 1.4%
	Call Options — 0.1%
525	SPDR S&P 500 ETF Trust
	Expiration: 02/21/2020, Exercise Price: 330.00	$16,890,825	$77,438

	Put Options — 1.3%
228	3M Company
	Expiration: 02/21/2020, Exercise Price: 160.00	3,617,448	112,860
304	AbbVie, Inc.
	Expiration: 02/21/2020, Exercise Price: 80.00	2,463,008	57,608
456	Altria Group, Inc.
	Expiration: 02/21/2020, Exercise Price: 45.00	2,167,368	13,224
912	AT&T, Inc.
	Expiration: 02/21/2020, Exercise Price: 35.00	3,430,944	6,840
532	Blackstone Group, Inc.
	Expiration: 03/20/2020, Exercise Price: 52.50	3,248,924	21,280
76	Broadcom, Inc.
	Expiration: 03/20/2020, Exercise Price: 270.00	2,319,216	34,200
684	Carnival Corporation
	Expiration: 02/21/2020, Exercise Price: 40.00	2,977,452	34,200
228	Chevron Corporation
	Expiration: 02/21/2020, Exercise Price: 100.00	2,442,792	13,110
608	Cisco Systems, Inc.
	Expiration: 02/21/2020, Exercise Price: 42.50	2,794,976	23,712
532	Coca-Cola Company
	Expiration: 02/21/2020, Exercise Price: 50.00	3,106,880	1,064
380	Dominion Energy, Inc.
	Expiration: 02/21/2020, Exercise Price: 75.00	3,258,500	1,900
456	Exxon Mobil Corporation
	Expiration: 02/21/2020, Exercise Price: 62.50	2,832,672	89,148
760	GlaxoSmithKline plc
	Expiration: 02/21/2020, Exercise Price: 40.00	3,556,800	3,800
152	Home Depot, Inc.
	Expiration: 02/21/2020, Exercise Price: 200.00	3,467,120	2,812

608		Intel Corporation
		Expiration: 02/21/2020, Exercise Price: 52.50	3,886,944	3,952
304		International Business Machines Corporation
		Expiration: 02/21/2020, Exercise Price: 120.00	4,369,392	1,976
684		International Paper Company
		Expiration: 02/21/2020, Exercise Price: 37.50	2,785,248	20,520
228		Johnson & Johnson
		Expiration: 02/21/2020, Exercise Price: 140.00	3,394,236	7,980
228		JPMorgan Chase & Company
		Expiration: 03/20/2020, Exercise Price: 125.00	3,017,808	40,926
456		Las Vegas Sands Corporation
		Expiration: 03/20/2020, Exercise Price: 62.50	2,978,136	114,684
456		Nucor Corporation
		Expiration: 02/21/2020, Exercise Price: 47.50	2,165,544	57,228
380		ONEOK, Inc.
		Expiration: 02/21/2020, Exercise Price: 67.50	2,845,060	3,800
380		Paychex, Inc.
		Expiration: 02/21/2020, Exercise Price: 80.00	3,259,260	6,650
684		Pfizer, Inc.
		Expiration: 02/21/2020, Exercise Price: 35.00	2,547,216	9,918
304		Philip Morris International, Inc.
		Expiration: 03/20/2020, Exercise Price: 77.50	2,514,080	43,016
226		PNC Financial Services Group, Inc.
		Expiration: 02/21/2020, Exercise Price: 140.00	3,357,230	16,385
684		Seagate Technology Plc
		Expiration: 02/21/2020, Exercise Price: 55.00	3,898,116	106,362
750		SPDR S&P 500 ETF Trust
		Expiration: 02/21/2020, Exercise Price: 317.00	24,129,750	253,125
304		United Parcel Service, Inc.
		Expiration: 02/21/2020, Exercise Price: 105.00	3,147,008	102,600
456		Verizon Communications, Inc.
		Expiration: 02/21/2020, Exercise Price: 52.50	2,710,464	2,052
532		Wells Fargo & Company
		Expiration: 02/21/2020, Exercise Price: 45.00	2,497,208	21,812
				1,228,744
		TOTAL PURCHASED OPTIONS (Cost $879,419)		1,306,182
		TOTAL INVESTMENTS (Cost $89,577,904) - 97.0%		92,392,942
		Other Assets in Excess of Liabilities - 3.0%		2,841,389
		NET ASSETS - 100.0%		$95,234,331

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	^	All or a portion of this security is held as collateral for the options written. At January 31, 2020, the value of these securities amount to $91,086,760 or 95.6% of net assets.

Aptus Collared Income Opportunity ETF
Schedule of Written Call Options
January 31, 2020 (Unaudited)
Contracts	Security Description	Notional Value	Value
	Written Call Options - (0.9)%
(456)	Altria Group, Inc.
	Expiration: 2/21/20, Exercise Price $52.50	$(2,167,368)	$(1,368)
(912)	AT&T, Inc.
	Expiration: 2/21/20, Exercise Price $40.00	(3,430,944)	(4,560)
(532)	Blackstone Group, Inc.
	Expiration: 3/20/20, Exercise Price $60.00	(3,248,924)	(140,182)
(76)	Broadcom, Inc.
	Expiration: 3/20/20, Exercise Price $320.00	(2,319,216)	(69,160)
(608)	Cisco Systems, Inc.
	Expiration: 2/21/20, Exercise Price $50.00	(2,794,976)	(15,200)
(532)	Coca-Cola Company
	Expiration: 2/21/20, Exercise Price $57.50	(3,106,880)	(76,076)
(760)	GlaxoSmithKline plc,
	Expiration: 2/21/20, Exercise Price $47.00	(3,556,800)	(53,200)
(152)	Home Depot, Inc.
	Expiration: 2/21/20, Exercise Price $230.00	(3,467,120)	(56,240)
(608)	Intel Corporation
	Expiration: 2/21/20, Exercise Price $60.00	(3,886,944)	(258,400)
(304)	International Business Machines Corporation
	Expiration: 2/21/20, Exercise Price $145.00	(4,369,392)	(46,968)
(684)	International Paper Company
	Expiration: 2/21/20, Exercise Price $45.00	(2,785,248)	(3,078)
(228)	Johnson & Johnson
	Expiration: 2/21/20, Exercise Price $150.00	(3,394,236)	(41,952)
(228)	JPMorgan Chase & Company
	Expiration: 3/20/20, Exercise Price $140.00	(3,017,808)	(28,272)
(380)	ONEOK, Inc.
	Expiration: 2/21/20, Exercise Price $77.50	(2,845,060)	(13,300)
(380)	Paychex, Inc.
	Expiration: 2/21/20, Exercise Price $87.50	(3,259,260)	(27,550)
(304)	Philip Morris International, Inc.
	Expiration: 3/20/20, Exercise Price $95.00	(2,514,080)	(4,104)
(684)	Seagate Technology Plc
	Expiration: 2/21/20, Exercise Price $65.00	(3,898,116)	(13,338)
(304)	United Parcel Service, Inc.
	Expiration: 2/21/20, Exercise Price $120.00	(3,147,008)	(1,216)
(456)	Verizon Communications, Inc.
	Expiration: 2/21/20, Exercise Price $60.00	(2,710,464)	(29,184)
	Total Written Call Options (Premiums Received $927,858)		$(883,348)

Opus Small Cap Value ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 94.5%
	Accommodation and Food Services - 2.9%
13,461	Texas Roadhouse, Inc.	$841,312
15,598	Wyndham Destinations, Inc.	756,971
		1,598,283
	Administrative and Support and Waste Management and Remediation Services - 2.6%
7,790	Barrett Business Services, Inc.	645,246
39,900	BG Staffing, Inc.	802,788
		1,448,034
	Finance and Insurance - 17.6%
10,250	Amerisafe, Inc.	701,305
6,833	Argo Group International Holdings, Ltd.	448,245
13,869	Carolina Financial Corporation	531,876
7,224	FirstCash, Inc.	628,271
17,466	German American Bancorp, Inc.	597,163
5,166	Hanover Insurance Group, Inc.	715,904
3,116	Hingham Institution for Savings	652,459
6,888	Independent Bank Corporation	497,314
12,464	Lakeland Financial Corporation	591,292
16,658	Pacific Premier Bancorp, Inc.	496,408
10,086	Preferred Bank	606,269
12,382	Stewart Information Services Corporation	516,949
12,874	Stock Yards Bancorp, Inc.	498,739
14,760	Towne Bank	391,878
8,938	Washington Trust Bancorp, Inc.	423,036
22,960	West Bancorporation, Inc.	525,554
14,778	Western Alliance Bancorp	816,189
		9,638,851
	Health Care and Social Assistance - 5.0%
2,050	Chemed Corporation	957,432
10,660	Encompass Health Corporation	821,140
21,752	Ensign Group, Inc.	983,190
		2,761,762
	Information - 2.8%
56,841	Magic Software Enterprises, Ltd.	619,567
35,763	Sapiens International Corp NV	909,453
		1,529,020

	Management of Companies and Enterprises - 1.4%
21,055	ServisFirst Bancshares, Inc.	773,771
	Manufacturing - 20.4%
6,970	AptarGroup, Inc.	805,105
5,002	Carlisle Companies, Inc.	781,462
6,737	Columbia Sportswear Company	632,739
5,822	Crane Company	497,548
16,156	Delek US Holdings, Inc.	443,644
10,087	Dolby Laboratories, Inc. - Class A	699,433
14,161	FLIR Systems, Inc.	729,858
18,614	Gildan Activewear, Inc.	515,980
6,540	Hill-Rom Holdings, Inc.	696,445
6,068	Kadant, Inc.	646,849
5,166	Kaiser Aluminum Corporation	517,375
17,414	Logitech International S.A.	777,187
4,592	Nordson Corporation	775,405
12,662	Owens Corning	765,924
4,428	Reliance Steel & Aluminum Company	508,334
8,364	Sonoco Products Company	477,919
11,653	Toro Company	932,473
		11,203,680
	Mining, Quarrying, and Oil and Gas Extraction - 1.4%
44,890	Brigham Minerals, Inc. - Class A	763,579
	Professional, Scientific, and Technical Services - 4.4%
6,890	ICF International, Inc.	603,495
7,063	Insperity, Inc.	617,094
14,276	Macquarie Infrastructure Corporation	629,715
73,800	National CineMedia, Inc.	544,644
		2,394,948
	Real Estate and Rental and Leasing - 17.1%
8,054	Marriott Vacations Worldwide Corporation	968,413
17,056	Blackstone Mortgage Trust, Inc. - Class A	651,539
29,602	CareTrust REIT, Inc.	656,572
16,601	Community Healthcare Trust, Inc.	783,069
18,040	CorEnergy Infrastructure Trust, Inc.	822,624
10,256	CyrusOne, Inc.	624,078
5,534	EastGroup Properties, Inc.	753,012
30,514	Essential Properties Realty Trust, Inc.	842,492
19,188	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	654,119
36,997	Ladder Capital Corporation	678,895
16,159	National Storage Affiliates Trust	551,830
12,879	NexPoint Residential Trust, Inc.	628,495
25,845	Outfront Media, Inc.	768,630
		9,383,768

		Retail Trade - 1.0%
9,103		Aaron’s, Inc.	540,354
		Transportation and Warehousing - 4.2%
11,152		Forward Air Corporation	729,898
13,858		Grupo Aeroportuario del Centro Norte SAB de CV - ADR	841,735
45,515		Plains GP Holdings LP - Class A	757,825
			2,329,458
		Utilities - 5.0%
66,174		Algonquin Power & Utilities Corporation	1,013,124
17,548		Aqua America, Inc.	911,443
14,432		NextEra Energy Partners LP	819,305
			2,743,872
		Wholesale Trade - 8.7%
10,254		Hexcel Corporation	761,052
4,592		Hubbell, Inc.	657,712
6,560		MSC Industrial Direct Company, Inc. - Class A	446,539
4,279		Pool Corporation	938,385
9,758		RPM International, Inc.	696,428
4,510		SYNNEX Corporation	621,297
3,705		Watsco, Inc.	644,374
			4,765,787
		TOTAL COMMON STOCKS (Cost $49,604,301)	51,875,167
		TOTAL INVESTMENTS (Cost $49,604,301) - 94.5%	51,875,167
		Other Assets in Excess of Liabilities - 5.5%	3,032,441
		NET ASSETS - 100.0%	$54,907,608

		Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S.GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

	Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$114,641,788	$-	$-	$114,641,788
Purchased Options	-	1,580,100	-	1,580,100
Total Investments in Securities	$114,641,788	$1,580,100	$-	$116,221,888

	Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,983,632	$-	$-	$180,983,632
Purchased Options	-	9,950,228	$-	9,950,228
Total Investments in Securities	$180,983,632	$9,950,228	$-	$190,933,860

	Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,086,760	$-	$-	$91,086,760
Purchased Options	-	1,306,182	$-	1,306,182
Total Investments in Securities	$91,086,760	$1,306,182	$-	$92,392,942
Other Financial Instruments(a)
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$(883,348)	$-	$(883,348)
Total Call Options Written	$-	$(883,348)	$-	$(883,348)

	Opus Small Cap Value Plus ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,875,167	$-	$-	$51,875,167
Total Investments in Securities	$51,875,167	$-	$-	$51,875,167

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value, and futures contracts which are reflected at the unrealized depreciation on the instrument.

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended January 31, 2020, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       3/30/2020

* Print the name and title of each signing officer under his or her signature.